Quarterly Results of Operations	12 Months Ended
Dec. 31, 2019
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information [Text Block]	Quarterly Results of Operations (Unaudited)
The following table sets forth a summary of the Company’s consolidated unaudited quarterly results of operations for the years ended December 31, in thousands of dollars, except per share amounts. The Company identified certain errors related to prior periods that were not material to any of the Company’s prior period financial statements; however, the cumulative effect of these errors could be considered material to the Company's financial statements subsequent to December 31, 2019. As such, the Company revised the prior period financial statements.
As a result of the errors, the balance sheet as of December 31, 2019 changed as follows: Accounts receivable, Goodwill and Deferred tax assets declined by $1,115, $8,983 and $1,088, respectively, and Accumulated deficit increased by $11,186. In addition, in the fourth quarter of 2019, the change to the Consolidated Statement of Operations was to increase the Goodwill and other asset impairment by $780 and decrease income tax expense by $217 resulting in a decline in Net income (loss) attributable to MDC Partners Inc. by $563.
As a result of the errors, the balance sheet as of December 31, 2018 changed as follows: Accounts receivable, Goodwill and Deferred tax assets declined by $1,115, $8,203 and $1,305, respectively, and Accumulated deficit increased by $10,623. In addition, in the fourth quarter of 2018, the change to the Consolidated Statement of Operations was to decrease Revenue by $1,115, increase Goodwill and other asset impairment by $7,147 and decrease income tax expense by $1,988 resulting in a decline in Net income (loss) attributable to MDC Partners Inc. by $6,274.

	Quarters
	First	Second	Third	Fourth (As adjusted)
Revenue:
2019	$328,791	$362,130	$342,907	$381,975
2018	$326,968	$379,743	$375,830	$392,547
Cost of services sold:
2019	$237,153	$240,749	$222,448	$260,726
2018	$243,030	$253,390	$238,690	$256,088
Net Income (loss):
2019	$316	$7,333	$5,513	$(2,259)
2018	$(28,519)	$5,951	$(13,667)	$(81,987)
Net income (loss) attributable to MDC Partners Inc.:
2019	$(113)	$4,290	$(1,752)	$(7,678)
2018	$(29,416)	$3,406	$(16,125)	$(87,872)
Income (loss) per common share:
Basic
2019	$(0.04)	$0.01	$(0.07)	$(0.14)
2018	$(0.56)	$0.02	$(0.32)	$(1.57)
Diluted
2019	$(0.04)	$0.01	$(0.07)	$(0.14)
2018	$(0.56)	$0.02	$(0.32)	$(1.57)

The above revenue, cost of services sold, and income (loss) have primarily been affected by acquisitions and divestitures.
Historically, with some exceptions, the Company’s fourth quarter generates the highest quarterly revenues in a year. The fourth quarter has historically been the period in the year in which the highest volumes of media placements and retail related consumer marketing occur.
Income (loss) have been affected as follows:

•	The fourth quarter of 2019 and 2018 included a foreign exchange gain of $4,348 and a loss of $13,323, respectively.

•	The fourth quarter of 2019 and 2018 included stock-based compensation charges of $18,408 and $1,533, respectively.

•	The fourth quarter of 2019 and 2018 included changes in deferred acquisition resulting in income of $9,030 and $8,979, respectively.

•
The fourth quarter of 2019 and 2018 included goodwill, right-of-use assets and related leasehold improvement impairment charges of $6,655 and goodwill and other asset impairment charges of $63,879, respectively.

•
The fourth quarter of 2019 included income tax benefit of $2,830 relating to the decrease to the Company’s valuation allowance. The fourth quarter of 2018 included income tax expense related to the increase of the Company’s valuation allowance of $49,447.